Earnings per share (Restated)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per share (Restated)
Earnings per share (Restated)

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2016	2015	2014
		Restated	Restated
Net loss attributable to shareholders	(66.8)	(73.0)	(316.4)
Effect of dilution	—	—	—
Diluted net income attributable to stockholders	(66.8)	(73.0)	(316.4)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2016	2015	2014
			Restated*
Basic loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.0

Diluted loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.0
Effect of dilution	—	—	—
Diluted numbers of shares	24.1	24.1	24.0

Basic loss per share (U.S. dollars)	(2.77)	(3.03)	(13.18)
Diluted loss per share (U.S. dollars)	(2.77)	(3.03)	(13.18)

* As a result of the 1 for 10 reverse stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 17 "Common Share Capital" for more information.